INTANGIBLE ASSETS	3 Months Ended
Aug. 31, 2016
Disclosure Text Block [Abstract]
Intangible Assets Disclosure [Text Block]
Note 8 – Intangible Assets

Intangible assets consisted of the following at August 31, 2016 and May 31, 2016.

	August 31,	May 31,
	2016	2016
Domain name	$2,158	$2,158
	2,158	2,158
Less: accumulated amortization	(504)	(396)
Intangible assets, net	$1,654	$1,762

Total amortization expense charged to operations was $108 and $108 for the three ended August 31, 2016 and 2015, respectively.  The domain name is being amortized over a period of 60 months.